Notes Payable and Long Term Loan (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible debentures outstanding amount		$ 477,491
Note payable outstanding	$ 6,966,896	4,461,160	$ 1,878,107
Note payable related parties	270,000	270,000	170,000
Past Maturity [Member]
Note payable related parties	100,000
Convertible Debentures [Member]
Convertible debentures outstanding amount	$ 923,870	$ 4,137,070	$ 1,744,416
Debt instrument, interest rates	10.00%	10.00%	10.00%
Debt conversion, converted instrument, rates	35.00%
Percentage of issuance note of premium	135.00%
One Convertible Debentures [Member]
Convertible debentures outstanding amount	$ 836,000
Fixed Rate Note [Member]
Convertible debentures outstanding amount	$ 1,683,000
Fixed Rate Note [Member] | Minimum [Member]
Debt instrument, interest rates	10.00%
Fixed Rate Note [Member] | Maximum [Member]
Debt instrument, interest rates	12.00%
One Fixed Rate Note [Member]
Convertible debentures outstanding amount	$ 1,500,000
Convertible Notes With Variable Conversion Rates [Member]
Note payable outstanding	4,212,620
Convertible Notes With Variable Conversion Rates [Member] | Past Maturity [Member]
Note payable outstanding	1,488,750
Other Notes Payable [Member]
Other notes payable outstanding	3,929,903
Other Notes Payable [Member] | Past Maturity [Member]
Other notes payable outstanding	$ 1,329,903